UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Domestic Equity—31.9% †	Number of Shares	Value
Advertising—0.5%
Omnicom Group Inc.	29,058	$1,147

Aerospace & Defense—0.7%
Alliant Techsystems Inc.	4,311	325	(a)
Hexcel Corp.	19,574	348	(a)
Honeywell International Inc.	14,555	639
ITT Corp.	1,556	73
Rockwell Collins Inc.	1,953	114
		1,499

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	8,421	269

Air Freight & Logistics—0.0%*
UTi Worldwide Inc.	5,987	96

Apparel Retail—0.1%
Urban Outfitters Inc.	5,493	173	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	8,736	375

Application Software—0.3%
Blackboard Inc.	5,402	195	(a)
Citrix Systems Inc.	6,201	423	(a)
		618

Asset Management & Custody Banks—1.2%
Affiliated Managers Group Inc.	5,020	392	(a)
Ameriprise Financial Inc.	8,393	397
Invesco Ltd.	21,130	448
State Street Corp.	28,869	1,087	(e)
The Bank of New York Mellon Corp.	13,053	341
		2,665

Automotive Retail—0.2%
O’Reilly Automotive Inc.	6,529	347	(a)

Biotechnology—1.5%
Alexion Pharmaceuticals Inc.	3,324	214	(a)
Amgen Inc.	27,466	1,513	(a)
Gilead Sciences Inc.	29,215	1,040	(a)
Human Genome Sciences Inc.	6,894	205	(a)
Incyte Corp Ltd.	9,571	153	(a)
Vertex Pharmaceuticals Inc.	6,702	232	(a)
		3,357
Brewers—0.0%*
Molson Coors Brewing Co.	1,901	90

Broadcasting—0.1%
Discovery Communications Inc.	2,463	107	(a)
Discovery Communications Inc.	4,108	157	(a)
		264

Cable & Satellite—0.6%
DIRECTV	17,133	713	(a)
Liberty Global Inc.	17,062	522	(a)
		1,235

Casinos & Gaming—0.1%
Penn National Gaming Inc.	9,650	286	(a)

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	5,970	293

Communications Equipment—1.4%
Cisco Systems Inc.	56,948	1,247	(a)
Juniper Networks Inc.	11,683	355	(a)
QUALCOMM Inc.	30,540	1,378
		2,980

Computer Hardware—0.6%
Apple Inc.	4,064	1,153	(a)
Hewlett-Packard Co.	5,445	229
		1,382

Computer Storage & Peripherals—0.2%
Synaptics Inc.	12,170	342	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	2,731	247
Deere & Co.	5,074	354
		601

Data Processing & Outsourced Services—0.7%
The Western Union Co.	48,927	864
Visa Inc.	9,660	717
		1,581

Department Stores—0.1%
Macy’s Inc.	5,975	138

Diversified Banks—0.3%
US Bancorp	4,664	101
Wells Fargo & Co.	18,238	458
		559

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	2,475	211

Diversified Support Services—0.1%
Iron Mountain Inc.	12,573	281

Electric Utilities—0.7%
Edison International	3,504	121
Entergy Corp.	3,494	267
ITC Holdings Corp.	10,769	670
NextEra Energy Inc	3,105	169
Northeast Utilities	11,138	330
		1,557

Electrical Components & Equipment—0.1%
Cooper Industries PLC	4,951	242

Electronic Components—0.1%
Corning Inc.	10,102	185

Environmental & Facilities Services—0.1%
Stericycle Inc.	2,018	140	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	7,547	197	(a)
Monsanto Co.	12,977	622
		819

General Merchandise Stores—0.3%
Dollar General Corp.	6,970	204	(a)
Target Corp.	10,074	538
		742

Healthcare Distributors—0.1%
Cardinal Health Inc.	5,595	185

Healthcare Equipment—1.0%
Becton Dickinson and Co.	1,321	98
Covidien PLC	17,196	691
Gen-Probe Inc.	4,148	201	(a)
Hospira Inc.	5,188	296	(a)
Masimo Corp.	13,467	368
ResMed Inc.	16,158	530	(a)
		2,184

Healthcare Services—0.7%
Catalyst Health Solutions Inc.	7,923	279	(a)
Express Scripts Inc.	20,943	1,020	(a)
Omnicare Inc.	10,479	250
		1,549

Healthcare Technology—0.1%
MedAssets Inc.	9,074	191	(a)

Heavy Electrical Equipment—0.0%*
Babcock & Wilcox Co.	4,251	90	(a)

Home Entertainment Software—0.1%
Activision Blizzard Inc.	28,816	312

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	41,614	927

Home Building—0.1%
MDC Holdings Inc.	3,799	110

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	11,258	489	(a)

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	9,726	371
Marriott International Inc.	2,392	86
		457

Household Products—0.5%
Clorox Co.	6,766	452
The Procter & Gamble Co.	10,092	605
		1,057

Independent Power Producers & Energy Traders—0.0%*
Calpine Corp.	6,519	81	(a)

Industrial Gases—0.4%
Praxair Inc.	10,396	938

Industrial Machinery—0.2%
Eaton Corp.	1,323	109
Harsco Corp.	12,460	306
		415

Integrated Oil & Gas—0.9%
Chevron Corp.	7,455	604
Exxon Mobil Corp.	14,525	898	(h)
Marathon Oil Corp.	9,326	309
Occidental Petroleum Corp.	1,012	79
		1,890

Integrated Telecommunication Services—0.3%
AT&T Inc.	17,320	495
Verizon Communications Inc.	6,995	228
		723

Internet Software & Services—0.5%
Equinix Inc.	2,407	246	(a)
Google Inc.	1,294	680	(a)
MercadoLibre Inc.	3,858	278	(a)
		1,204

Investment Banking & Brokerage—0.6%
Morgan Stanley	5,716	141
The Goldman Sachs Group Inc.	7,482	1,082
		1,223

IT Consulting & Other Services—0.4%
Cognizant Technology Solutions Corp.	749	48	(a)
International Business Machines Corp.	6,047	811
		859

Life & Health Insurance—0.6%
Aflac Inc.	7,376	381
MetLife Inc.	5,509	212
Principal Financial Group Inc.	9,315	241
Prudential Financial Inc.	7,765	421
		1,255

Life Sciences Tools & Services—0.8%
Covance Inc.	6,172	289	(a)
Illumina Inc.	7,329	361	(a)
Life Technologies Corp.	5,873	274	(a)
Mettler-Toledo International Inc.	2,634	328	(a)
Thermo Fisher Scientific Inc.	11,503	551	(a)
		1,803

Movies & Entertainment—0.7%
News Corp.	23,282	304
Regal Entertainment Group	18,458	242
The Walt Disney Co.	9,320	309
Time Warner Inc.	20,346	624
		1,479

Multi-Line Insurance—0.2%
HCC Insurance Holdings Inc.	19,919	520

Multi-Utilities—0.2%
Dominion Resources Inc.	7,770	339

Office REIT’s—0.2%
Douglas Emmett Inc.	11,938	209
SL Green Realty Corp.	2,493	158
		367

Oil & Gas Equipment & Services—1.0%
Dresser-Rand Group Inc.	7,761	286	(a)
Halliburton Co.	2,340	77
McDermott International Inc.	8,501	126	(a)
National Oilwell Varco Inc.	2,797	124
Schlumberger Ltd.	19,967	1,230
Weatherford International Ltd.	21,376	365	(a)
		2,208

Oil & Gas Exploration & Production—0.9%
Apache Corp.	6,151	602
Devon Energy Corp.	4,098	265
EQT Corp.	5,908	213
Petrohawk Energy Corp.	15,544	251	(a)
Pioneer Natural Resources Co.	3,562	232
Range Resources Corp.	5,226	199
Southwestern Energy Co.	3,129	105	(a)
		1,867

Oil & Gas Storage & Transportation—0.2%
El Paso Corp.	25,111	311
Spectra Energy Corp.	5,044	114
		425

Other Diversified Financial Services—0.7%
Bank of America Corp.	51,091	670
JPMorgan Chase & Co.	20,348	774
		1,444

Packaged Foods & Meats—0.5%
Kraft Foods Inc.	20,184	623
McCormick & Company Inc.	8,150	343
Mead Johnson Nutrition Co.	3,793	216
		1,182

Personal Products—0.2%
Alberto-Culver Co.	5,487	207
Avon Products Inc.	7,570	243
		450

Pharmaceuticals—0.5%
Abbott Laboratories	1,627	85
Bristol-Myers Squibb Co.	9,726	264
Johnson & Johnson	9,396	582
Pfizer Inc.	16,271	279
		1,210

Property & Casualty Insurance—0.3%
ACE Ltd.	11,430	666

Railroads—0.1%
Union Pacific Corp.	4,159	340

Real Estate Services—0.3%
CB Richard Ellis Group Inc.	40,113	733	(a,h)

Regional Banks—0.2%
Regions Financial Corp.	21,132	154
SunTrust Banks Inc.	5,165	133
Zions Bancorporation	3,546	76
		363

Reinsurance—0.1%
PartnerRe Ltd.	3,027	243

Research & Consulting Services—0.1%
IHS Inc.	4,936	336	(a)

Security & Alarm Services—0.4%
Corrections Corporation of America	31,703	783	(a)

Semiconductor Equipment—0.1%
KLA-Tencor Corp.	7,753	273

Semiconductors—0.9%
Hittite Microwave Corp.	6,856	327	(a)
Intel Corp.	41,760	803	(h)
Marvell Technology Group Ltd.	21,193	371	(a)
Microchip Technology Inc.	3,615	114
Texas Instruments Inc.	11,033	299
		1,914

Soft Drinks—0.9%
Coca-Cola Enterprises Inc.	10,091	313	(a)
PepsiCo Inc.	24,964	1,659
		1,972

Specialized Finance—0.6%
CBOE Holdings Inc.	7,735	155
CME Group Inc.	3,644	949
MSCI Inc.	5,170	172	(a)
		1,276

Steel—0.5%
Allegheny Technologies Inc.	20,319	944
Steel Dynamics Inc.	12,109	171
		1,115

Systems Software—1.5%
ArcSight Inc.	4,974	217	(a)
Microsoft Corp.	70,285	1,721
Oracle Corp.	17,598	473
Rovi Corp.	16,062	810	(a)
		3,221

Thrifts & Mortgage Finance—0.1%
People’s United Financial Inc.	19,613	257

Tobacco—0.1%
Philip Morris International Inc.	4,502	252

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	4,069	220

Wireless Telecommunication Services—1.0%
American Tower Corp.	10,596	543	(a)
NII Holdings Inc.	34,232	1,407	(a)
Syniverse Holdings Inc.	10,601	240	(a)
		2,190

Total Domestic Equity		70,061
(Cost $65,426)

Foreign Equity—26.0%

Common Stock—25.2%

Aerospace & Defense—0.5%
CAE Inc.	35,823	371
European Aeronautic Defence and Space Company N.V.	16,319	408
Safran S.A.	11,728	330
		1,109

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	37,652	53
Cosan SA Industria e Comercio	5,699	85	(a)
Global Bio-Chem Technology Group Company Ltd.	172,258	28
IOI Corporation Bhd	18,622	33
		199

Apparel Retail—0.1%
Esprit Holdings Ltd.	40,647	220

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	6,801	422
Ports Design Ltd.	21,499	59
		481

Application Software—0.4%
Autonomy Corporation PLC	14,323	409	(a)
SAP AG	7,754	384
		793

Asset Management & Custody Banks—0.0%*
Mirae Asset Securities Company Ltd.	1,065	56

Automobile Manufacturers—0.8%
Daimler AG	9,248	587
Maruti Suzuki India Ltd.	1,436	46	(a)
Suzuki Motor Corp.	34,466	724
Toyota Motor Corp.	12,130	435
		1,792

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,459	54

Broadcasting—0.1%
Grupo Televisa S.A. ADR	2,404	46
Zee Entertainment Enterprises Ltd.	7,339	49	(a)
		95

Building Products—0.1%
Daikin Industries Ltd.	8,000	301

Coal & Consumable Fuels—0.1%
Paladin Energy Ltd.	79,410	276	(a)

Communications Equipment—0.7%
HTC Corp.	3,685	84
Nokia Oyj	15,992	161	(a)
Research In Motion Ltd.	7,710	375	(a)
Research In Motion Ltd.	8,773	428	(a)
Telefonaktiebolaget LM Ericsson	37,102	408
ZTE Corp.	10,379	41
		1,497

Computer & Electronics Retail—0.1%
Yamada Denki Company Ltd.	3,319	206

Computer Hardware—0.0%*
Pegatron Corp.**	218	—	(a)

Construction & Engineering—0.4%
China State Construction International Holdings Ltd.	87,794	53
Doosan Heavy Industries and Construction Company Ltd.	1,331	99
Empresas ICA SAB de C.V.	2,624	6	(a)
Larsen & Toubro Ltd.	8,672	396	(a)
Murray & Roberts Holdings Ltd.	10,834	70
Vinci S.A.	6,395	321
		945

Construction & Farm Machinery & Heavy Trucks—0.2%
China South Locomotive and Rolling Stock Corp.	414,845	394

Construction Materials—0.1%
CRH PLC	16,967	278

Consumer Electronics—0.0%*
LG Electronics Inc.	870	73

Distillers & Vintners—0.1%
Diageo PLC	6,778	117

Diversified Banks—3.2%
Axis Bank Ltd.	2,796	95	(a)
Banco Santander Brasil S.A.	48,000	646
Banco Santander S.A.	76,032	967	(a)
Bank of China Ltd.	123,000	65
BNP Paribas	14,708	1,048
Credit Agricole S.A.	22,321	349
Grupo Financiero Banorte SAB de C.V.	12,684	48	(a)
Halyk Savings Bank of Kazakhstan JSC	3,370	29	(a)
HSBC Holdings PLC	108,864	1,106
Industrial & Commercial Bank of China	108,199	81
Kasikornbank PCL	22,910	94
KB Financial Group Inc.	5,946	256
Korea Exchange Bank	4,810	58
Lloyds Banking Group PLC	629,563	735
Metropolitan Bank & Trust	50,970	81
Mitsubishi UFJ Financial Group Inc.	97,738	455
Standard Bank Group Ltd.	4,073	65
Sumitomo Mitsui Financial Group Inc.	4,284	125
UniCredit S.p.A.	242,727	621
Yapi ve Kredi Bankasi AS	29,918	103	(a)
		7,027

Diversified Capital Markets—0.3%
Credit Suisse Group AG (Regd.)	15,924	685

Diversified Metals & Mining—1.0%
Anglo American PLC	1,712	68
Antofagasta PLC	5,176	101
BHP Billiton PLC	29,146	930
China Molybdenum Company Ltd.	49,914	36
New World Resources N.V.	6,113	71
Rio Tinto PLC	14,766	866
		2,072

Diversified Real Estate Activities—0.2%
Mitsubishi Estate Company Ltd.	21,982	357

Diversified Support Services—0.1%
Brambles Ltd.	35,771	217

Education Services—0.0%*
MegaStudy Company Ltd.	276	41

Electric Utilities—0.1%
Iberdrola S.A.	18,078	139

Electrical Components & Equipment—0.4%
Schneider Electric S.A.	5,447	692
Zhuzhou CSR Times Electric Company Ltd.	21,931	70
		762

Electronic Components—0.3%
Delta Electronics Inc.	135,296	565
Samsung SDI Company Ltd.	410	56	(a)
		621

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	6,359	35	(a)
Wasion Group Holdings Ltd.	45,228	35	(a)
		70

Electronic Manufacturing Services—0.1%
Hon Hai Precision Industry Company Ltd.	37,296	140

Fertilizers & Agricultural Chemicals—1.0%
Potash Corporation of Saskatchewan Inc.	7,355	1,057
Potash Corporation of Saskatchewan Inc.	1,941	280
Sinofert Holdings Ltd.	99,619	57
Sociedad Quimica y Minera de Chile S.A. ADR	4,411	213
Syngenta AG	2,308	577
Taiwan Fertilizer Company Ltd.	13,377	42
		2,226

Food Distributors—0.0%*
Alliance Global Group Inc.	160,721	33

Food Retail—0.5%
Koninklijke Ahold N.V.	24,735	334
Shoprite Holdings Ltd.	2,721	39
Tesco PLC	98,593	659
X5 Retail Group N.V. GDR	1,182	47	(a)
		1,079

Gold—0.1%
Barrick Gold Corp.	3,902	181
Kinross Gold Corp.	6,171	116
		297

Healthcare Distributors—0.0%*
Sinopharm Group Co.	9,600	40	(a)

Healthcare Services—0.0%*
Fleury S.A.	5,077	63

Healthcare Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	12,569	866

Household Appliances—0.0%*
Techtronic Industries Co.	38,000	37

Household Products—0.6%
Reckitt Benckiser Group PLC	12,458	687
Unicharm Corp.	15,000	603
		1,290

Human Resource & Employment Services—0.2%
The Capita Group PLC	37,544	465

Hypermarkets & Super Centers—0.3%
Metro AG	10,652	694

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	289,982	33	(a)
Huaneng Power International Inc.	24,866	15
		48

Industrial Conglomerates—1.1%
Chongqing Machinery & Electric Company Ltd.	172,458	53
Hutchison Whampoa Ltd.	40,585	378
Koninklijke Philips Electronics N.V.	26,166	824
MAX India Ltd.	7,795	30	(a)
Siemens AG	10,522	1,112
		2,397

Industrial Gases—0.5%
Linde AG	6,384	832
SODIFF Advanced Materials Company Ltd.	618	57	(a)
Taiyo Nippon Sanso Corp.	32,996	280
		1,169

Industrial Machinery—0.3%
Fanuc Ltd.	2,300	293
Mitsubishi Heavy Industries Ltd.	49,000	181
SMC Corp.	1,800	237
		711

Integrated Oil & Gas—1.9%
BG Group PLC	33,393	589	(a)
ENI S.p.A.	17,640	381
Gazprom OAO ADR	7,072	148
Lukoil OAO ADR	2,371	134
PetroChina Company Ltd.	40,000	47
Petroleo Brasileiro S.A. ADR	18,377	603
Royal Dutch Shell PLC	20,216	610
Suncor Energy Inc.	18,016	587
Suncor Energy Inc.	10,701	349
Total S.A.	13,150	679
		4,127

Integrated Telecommunication Services—0.3%
Telefonica S.A.	19,741	490
Telekomunikasi Indonesia Tbk PT	40,201	41
		531

Internet Software & Services—0.7%
Baidu Inc. ADR	14,436	1,481	(a)
Tencent Holdings Ltd.	1,200	26
		1,507

Investment Banking & Brokerage—0.3%
Egyptian Financial Group-Hermes Holding	23,721	121	(a)
Nomura Holdings Inc.	110,655	535
Yuanta Financial Holding Company Ltd.	129,695	79	(a)
		735

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	10,086	507
HCL Technologies Ltd.	6,354	60
Infosys Technologies Ltd.	881	60	(a)
Telvent GIT S.A.	5,095	115
		742

Life & Health Insurance—0.7%
China Life Insurance Company Ltd.	11,091	44
Prudential PLC	91,790	921
Sony Financial Holdings Inc.	154	501
Tong Yang Life Insurance	5,150	53
		1,519

Marine—0.2%
AP Moller - Maersk A/S	45	377

Marine Ports & Services—0.0%*
Dalian Port PDA Company Ltd.	56,380	23

Movies & Entertainment—0.1%
Vivendi S.A.	5,944	163

Multi-Line Insurance—0.4%
AXA S.A.	24,817	435
Zurich Financial Services AG	1,728	407
		842

Multi-Utilities—0.4%
National Grid PLC	79,888	680
Veolia Environnement	9,848	260
		940

Oil & Gas Drilling—0.1%
Noble Corp.	6,055	205

Oil & Gas Exploration & Production—0.1%
Afren PLC	55,906	97	(a)
CNOOC Ltd.	26,000	50
		147

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	1,185	26	(a)
Reliance Industries Ltd. GDR	1,373	61	(b)
		87

Packaged Foods & Meats—0.9%
American Dairy Inc.	1,972	21	(a)
Danone	3,970	238
Nestle S.A.	25,453	1,364
Nestle S.A. ADR	2,335	125
Unilever N.V.	3,767	113
		1,861

Personal Products—0.0%*
Natura Cosmeticos S.A.	1,000	27

Pharmaceuticals—0.8%
Aspen Pharmacare Holdings Ltd.	2,887	39	(a)
Bayer AG	5,968	417
Lijun International Pharmaceutical Holding Ltd.	69,638	27
Novartis AG	9,130	527
Novartis AG ADR	1,164	67
Roche Holding AG	4,652	639
		1,716

Property & Casualty Insurance—0.0%*
Samsung Fire & Marine Insurance Company Ltd.	290	50	(a)

Real Estate Development—0.0%*
Glorious Property Holdings Ltd. (REIT)	130,000	37
Unitech Ltd.	31,912	63	(a)
		100

Regional Banks—0.2%
The Bank of Yokohama Ltd.	77,603	362

Security & Alarm Services—0.2%
G4S PLC	31,708	128
G4S PLC	69,687	280
		408

Semiconductor Equipment—0.0%*
ASM Pacific Technology Ltd.	3,244	29

Semiconductors—0.8%
Samsung Electronics Company Ltd.	1,250	852
Taiwan Semiconductor Manufacturing Company Ltd.	432,779	859
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,519	107
		1,818

Specialized Finance—0.3%
Deutsche Boerse AG	10,550	705

Steel—0.7%
Mechel ADR	2,467	61
POSCO	170	77	(a)
Sumitomo Metal Industries Ltd.	288,957	730
Tata Steel Ltd.	2,753	40	(a)
ThyssenKrupp AG	8,092	264
Vale S.A. ADR	14,909	414
		1,586

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	16,000	379

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	6,566	350
China Mobile Ltd.	18,599	191
Mobile Telesystems OJSC ADR	17,863	380
MTN Group Ltd.	31,503	569
Vodafone Group PLC	170,917	423
		1,913

Total Common Stock		55,331
(Cost $52,589)

Preferred Stock—0.8%

Automobile Manufacturers—0.2%
Volkswagen AG		4,517	546

Cable & Satellite—0.1%
NET Servicos de Comunicacao S.A.		6,177	81	(a)

Diversified Banks—0.1%
Itau Unibanco Holding S.A.		6,292	150	(a)

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais		2,052	33	(a)

Healthcare Equipment—0.2%
Fresenius SE		4,657	377

Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.		7,031	113

Other Diversified Financial Services—0.0%*
Citigroup Capital XIII		2,875	72	(i)

Steel—0.1%
Mechel		906	7
Usinas Siderurgicas de Minas Gerais S.A.		2,748	37	(a)
Vale S.A.		7,487	205	(a)
			249

Total Preferred Stock			1,621
(Cost $1,356)

Total Foreign Equity			56,952
(Cost $53,945)

		Principal Amount	Value
Bonds and Notes—29.6%

U.S. Treasuries—3.1%
U.S. Treasury Bonds
1.75%	07/31/15	$2,855	$2,924
3.25%	07/31/16	506	553
4.38%	05/15/40	3,012	3,383	(h)
U.S. Treasury Notes
4.50%	11/15/10	13	13
			6,873

Agency Mortgage Backed—10.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	24	25	(h)
5.00%	07/01/35 - 08/01/40	1,182	1,245	(h)
5.50%	05/01/20 - 04/01/39	337	361	(h)
6.00%	04/01/17 -11/01/37	602	659	(h)
6.50%	11/01/28 - 07/01/29	18	19	(h)
7.00%	10/01/16 - 08/01/36	60	66	(h)
7.50%	09/01/12 - 09/01/33	16	18	(h)
8.00%	07/01/26 - 11/01/30	7	7	(h)
8.50%	04/01/30 - 05/01/30	22	26	(h)

Federal National Mortgage Assoc.

4.00%	05/01/19 - 10/01/40	1,935	1,993	(h)
4.50%	05/01/18 - 06/01/40	2,217	2,314	(h)
4.50%	09/01/40	2,040	2,134	(i)
5.00%	07/01/20 - 08/01/40	1,133	1,198	(h)
5.00%	10/01/40	815	869	(i)
5.32%	03/01/37	1	1	(i)
5.50%	04/01/14 - 04/01/38	1,871	2,007	(h)
5.53%	04/01/37	2	2	(i)
6.00%	02/01/14 - 08/01/35	678	743	(h)
6.50%	12/01/14 - 08/01/36	160	178	(h)
7.00%	01/01/16 - 12/01/33	14	16	(h)
7.50%	09/01/13 - 03/01/34	41	47	(h)
8.00%	12/01/11 - 11/01/33	47	54	(h)
8.50%	05/01/31	3	3	(h)
9.00%	04/01/16 - 12/01/22	11	12	(h)
4.50%	TBA	5,418	5,643	(c)
5.00%	TBA	2,304	2,431	(c)
6.50%	TBA	490	534	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	88	93	(h)
5.00%	08/15/33	35	38	(h)
6.00%	04/15/30 - 09/15/36	40	43	(h)
6.50%	06/15/24 - 07/15/36	79	90	(h)
7.00%	03/15/12 - 10/15/36	51	56	(h)
7.50%	07/15/23 - 04/15/28	30	35	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	22	24	(h)
9.00%	11/15/16 - 12/15/21	22	23	(h)
5.50%	TBA	50	54	(c)
			23,062

Agency Collateralized Mortgage Obligations—0.5%
Collateralized Mortgage Obligation Trust (Class B)
1.31%	11/01/18	2	1	(d,f,h,q)
Fannie Mae Whole Loan
0.97%	08/25/43	258	7	(g,r)
Federal Home Loan Mortgage Corp.
0.10%	09/25/43	360	3	(g,h,i,r)
8.00%	02/01/23 - 07/01/24	4	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	56	60
5.50%	04/15/17	24	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	24	5	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	1	1	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	60	11	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	1	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	52	5	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	26	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	11	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%**	04/15/28	11	—	(g,h,r)

Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	11	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	41	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	25	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.81%	09/15/34	34	33	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	206	26	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	206	27	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	206	27	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	206	27	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	300	39	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3284) (Class CI)
5.86%	03/15/37	543	70	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	184	26	(g,h,r)
Federal Home Loan Mortgage STRIPS
3.51%	08/01/27	1	1	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	55	59
6.29%	07/25/37	210	31	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class B)
2.40%	12/25/22	2	2	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%**	08/25/16	6	—	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	52	56
Federal National Mortgage Assoc. REMIC (Series 2003)
7.24%	05/25/18	444	53	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	26	2	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	91	8	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	90	3	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	11	—	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.05%	03/25/31	50	58	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.42%	10/25/35	434	56	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	44	48
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	52	8	(g,r)

Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	96	14	(g,r)
5.00%	03/25/38	81	10	(g,r)
5.50%	12/01/33	30	4	(g,r)
7.50%	11/01/23	48	8	(g,h,r)
8.00%	08/01/23 - 07/01/24	10	2	(g,h,r)
8.50%**	03/01/17 - 07/25/22	3	—	(g,h,r)
9.00%**	05/25/22	2	—	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	159	23	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	125	19	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	83	9	(g,r)
Government National Mortgage Assoc.
1.00%	01/16/39	513	77	(g,i,r)
4.50%	11/20/39	131	138
5.00%	10/20/37 - 09/20/38	339	50	(g,r)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	140	28	(g,r)
Vendee Mortgage Trust
0.39%	04/15/40	270	5	(g,h,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	160	6	(g,r)
			1,156

Asset Backed—0.8%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.99%	01/25/34	6	5	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
16.83%	03/25/32	18	12	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	50	44	(h)
Countrywide Asset-Backed Certificates
1.12%	05/25/33	3	2	(h,i)
Countrywide Asset-Backed Certificates (Class A)
25.48%	04/25/32	14	8	(d,h,i)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	734	686	(h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	45	40	(i)
Mid-State Trust (Class A3)
7.54%	07/01/35	9	10	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50	45
Residential Asset Mortgage Products Inc. (Class A2)
6.86%	06/25/32	13	11	(d,h,i)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
32.90%	07/25/32	5	3	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	897	848	(h,i)
			1,714

Corporate Notes—11.3%
AES El Salvador Trust
6.75%	02/01/16	100	94	(b)
AES Panama S.A.
6.35%	12/21/16	20	21	(b,h)

Agilent Technologies Inc.
5.00%	07/15/20	82	87
5.50%	09/14/15	40	45	(h)
Alcoa Inc.
6.15%	08/15/20	119	122
Allergan Inc.
3.38%	09/15/20	163	163
Alliance One International Inc.
10.00%	07/15/16	80	87
Ameren Illinois Co.
9.75%	11/15/18	72	96
Amsted Industries Inc.
8.13%	03/15/18	93	97	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	196	191	(h)
6.38%	09/15/17	41	45
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	202	223
5.38%	11/15/14	164	184	(b,h)
ARAMARK Corp.
8.50%	02/01/15	70	73	(h)
ArcelorMittal
7.00%	10/15/39	82	84
Arizona Public Service Co.
6.25%	08/01/16	80	93	(h)
AT&T Inc.
6.40%	05/15/38	213	243	(h)
6.70%	11/15/13	84	97	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	44	47
Banco do Brasil Cayman
8.50%	10/29/49	100	117	(b,h)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	12	12	(i)
BanColombia S.A.
6.13%	07/26/20	15	16
Bank of America Corp.
4.50%	04/01/15	215	226	(h)
5.63%	07/01/20	390	412	(h)
5.75%	12/01/17	165	176	(h)
6.50%	08/01/16	175	197	(h)
BE Aerospace Inc.
8.50%	07/01/18	56	61
Boise Paper Holdings LLC
8.00%	04/01/20	119	123
Bombardier Inc.
7.75%	03/15/20	849	917	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	41	41
4.50%	10/01/20	41	42
Calpine Corp.
7.25%	10/15/17	12	12	(b,h)
Cantor Fitzgerald LP
7.88%	10/15/19	62	65	(b,h)
Cargill Inc.
5.20%	01/22/13	215	233	(b,h)
6.00%	11/27/17	1	1	(b,h)
CBS Corp.
5.75%	04/15/20	209	232	(h)
CCO Holdings LLC
7.88%	04/30/18	188	195	(b,h)

8.13%	04/30/20	34	36	(b,h)
Cenovus Energy Inc.
6.75%	11/15/39	61	74
Central American Bank for Economic Integration
5.38%	09/24/14	60	65	(b,h)
Chesapeake Energy Corp.
6.63%	08/15/20	87	91
7.25%	12/15/18	144	155	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	110	111	(h)
8.75%	03/15/18	66	64	(h)
Citigroup Inc.
5.00%	09/15/14	189	196	(h)
5.13%	05/05/14	326	347	(h)
5.38%	08/09/20	263	272
6.13%	11/21/17	41	45
6.38%	08/12/14	150	167	(h)
8.50%	05/22/19	159	197
Clarendon Alumina Production Ltd.
8.50%	11/16/21	100	101	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	210	223	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	15	19	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	16	19	(h)
Corp Nacional del Cobre de Chile
5.63%	09/21/35	12	13	(b,h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100	101
Crown Castle International Corp.
7.13%	11/01/19	68	72	(h)
Crown Castle Towers LLC
4.88%	08/15/40	100	103	(b)
6.11%	01/15/40	55	61	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	60	63	(h)
5.75%	06/01/17	46	53	(h)
6.13%	09/15/39	259	286	(h)
DASA Finance Corp.
8.75%	05/29/18	59	66
Denbury Resources Inc.
8.25%	02/15/20	56	61	(h)
DirecTV Holdings LLC
4.75%	10/01/14	109	119	(h)
5.88%	10/01/19	70	79	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	96	104	(b)
El Paso Corp.
8.05%	10/15/30	56	58	(h)
Empresa Nacional del Petroleo
5.25%	08/10/20	100	103	(b)
European Investment Bank
4.88%	01/17/17	200	234	(h)
Exelon Corp.
4.90%	06/15/15	83	91	(h)

Exelon Generation Company LLC
6.25%	10/01/39	46	49	(h)
Expedia Inc.
5.95%	08/15/20	95	96	(b)
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119	126	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	100	107
Forest Oil Corp.
7.25%	06/15/19	64	65
FPL Group Capital Inc.
2.60%	09/01/15	163	164
France Telecom S.A.
2.13%	09/16/15	82	83
Frontier Communications Corp.
8.25%	04/15/17	78	85
Gannett Company Inc.
6.38%	09/01/15	24	24	(b)
7.13%	09/01/18	61	60	(b)
Gaz Capital SA for Gazprom
9.25%	04/23/19	100	125
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	100	107	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	102	104
HCA Inc.
9.25%	11/15/16	127	138
Health Management Associates Inc.
6.13%	04/15/16	83	84
Hess Corp.
5.60%	02/15/41	82	86
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	71	79
HSBC Finance Corp.
5.00%	06/30/15	287	313
IIRSA Norte Finance Ltd.
8.75%	05/30/24	112	130	(b,h)
Ingles Markets Inc.
8.88%	05/15/17	130	140
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	59	61
Intergen N.V.
9.00%	06/30/17	449	475	(b)
International Paper Co.
7.50%	08/15/21	154	184
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	75	76
JPMorgan Chase & Co.
5.13%	09/15/14	80	88
JPMorgan Chase Bank NA
5.88%	06/13/16	56	63
Korea Development Bank
3.25%	03/09/16	122	122
Kraft Foods Inc.
5.38%	02/10/20	224	250
6.50%	02/09/40	82	96

Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	376	407
4.13%	10/15/14	261	289
4.50%	07/16/18	186	214
L-3 Communications Corp.
5.88%	01/15/15	67	69
Levi Strauss & Co.
7.63%	05/15/20	211	219
Lincoln National Corp.
6.25%	02/15/20	87	97
8.75%	07/01/19	109	140
Lloyds TSB Bank PLC
6.50%	09/14/20	100	101	(b)
Majapahit Holding BV
7.25%	10/17/11	100	105	(b)
7.75%	10/17/16 - 01/20/20	200	237	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	65	70
6.88%	04/25/18	108	121
Midamerican Energy Holdings Co.
6.13%	04/01/36	45	52	(h)
Morgan Stanley
5.50%	01/26/20	315	324
5.63%	09/23/19	121	126
Morgan Stanley (Series F)
6.63%	04/01/18	133	147
Mylan Inc.
7.88%	07/15/20	78	84	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	100	103	(b)
5.00%	09/30/14	56	60	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100	113	(b)
News America Inc.
6.65%	11/15/37	105	121
Nexen Inc.
6.20%	07/30/19	230	269
6.40%	05/15/37	201	219
Nisource Finance Corp.
6.13%	03/01/22	56	63
NRG Energy Inc.
7.38%	02/01/16	100	103
Pacific Gas & Electric Co.
5.80%	03/01/37	120	133
PacifiCorp
6.25%	10/15/37	102	124
PAETEC Holding Corp.
8.88%	06/30/17	20	21
Pemex Finance Ltd.
9.03%	02/15/11	8	8	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	20	22
Petroleos Mexicanos
4.88%	03/15/15	70	76	(b)
6.00%	03/05/20	20	22	(b)
6.63%	06/15/35	15	16	(b)
8.00%	05/03/19	20	25

Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	100	102
Pioneer Natural Resources Co.
7.50%	01/15/20	117	129
Plains All American Pipeline LP Corp.
3.95%	09/15/15	76	80
4.25%	09/01/12	31	32
Plains Exploration & Production Co.
7.63%	06/01/18	16	17
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	241
Pride International Inc.
6.88%	08/15/20	73	80
Prudential Financial Inc.
3.63%	09/17/12	30	31
3.88%	01/14/15	262	275
7.38%	06/15/19	62	76
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	200	206	(b)
Qatari Diar Finance QSC
3.50%	07/21/15	100	102	(b)
5.00%	07/21/20	100	105	(b)
QVC Inc.
7.50%	10/01/19	51	53	(b)
RailAmerica Inc.
9.25%	07/01/17	72	79
Republic Services Inc.
5.25%	11/15/21	55	61
5.50%	09/15/19	86	97
Reynolds Group Issuer Inc.
7.75%	10/15/16	155	158	(b)
Roche Holdings Inc.
6.00%	03/01/19	101	122	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	332	334	(b,h)
RR Donnelley & Sons Co.
7.63%	06/15/20	98	102	(h)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100	104	(b)
Sabine Pass LNG LP
7.25%	11/30/13	60	58
7.50%	11/30/16	40	37
Solutia Inc.
7.88%	03/15/20	56	60
Southern Copper Corp.
6.75%	04/16/40	13	14
7.50%	07/27/35	100	116
Telecom Italia Capital S.A.
6.00%	09/30/34	63	59
7.18%	06/18/19	60	70
Telefonica Emisiones SAU
3.73%	04/27/15	76	80
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	164	172
Textron Inc.
6.20%	03/15/15	156	174
The AES Corp.
8.00%	10/15/17 - 06/01/20	103	112	(h)

The Dow Chemical Co.
5.90%	02/15/15	150	167	(h)
The Goldman Sachs Group Inc.
3.70%	08/01/15	272	278
5.38%	03/15/20	371	391
6.75%	10/01/37	41	43
The Potomac Edison Co.
5.35%	11/15/14	40	44	(h)
The Williams Companies Inc.
7.88%	09/01/21	62	75
Time Warner Cable Inc.
5.00%	02/01/20	258	276
6.75%	07/01/18	48	57
7.50%	04/01/14	75	88
Time Warner Inc.
5.88%	11/15/16	166	193
6.20%	03/15/40	105	114
TNK-BP Finance S.A.
6.13%	03/20/12	100	104
7.25%	02/02/20	10	11	(b)
UPC Germany GmbH
8.13%	12/01/17	100	104	(b)
USB Capital XIII Trust
6.63%	12/15/39	84	86
Vale Overseas Ltd.
6.88%	11/10/39	2	2	(h)
Valero Energy Corp.
6.13%	02/01/20	234	255	(h)
Verizon Communications Inc.
6.35%	04/01/19	149	182	(h)
6.40%	02/15/38	88	102	(h)
6.90%	04/15/38	52	63	(h)
Virgin Media Finance PLC
8.38%	10/15/19	100	110	(h)
WEA Finance LLC
6.75%	09/02/19	293	347	(b,h)
7.50%	06/02/14	92	107	(b,h)
Weatherford International Limited Bermuda
6.75%	09/15/40	143	149
Williams Partners LP
5.25%	03/15/20	130	141
6.30%	04/15/40	83	91
Windstream Corp.
7.88%	11/01/17	22	23
Woodside Finance Ltd.
4.50%	11/10/14	131	141	(b)
Wyeth
5.50%	03/15/13	120	133
Wynn Las Vegas LLC
7.88%	05/01/20	204	216
XL Capital Ltd.
5.25%	09/15/14	133	142
Xstrata Finance Canada Ltd.
5.80%	11/15/16	61	67	(b)
			24,739

Non-Agency Collateralized Mortgage Obligations—2.6%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	180	194	(h)
Banc of America Commercial Mortgage Inc. (Class AJ)
11.12%	07/10/46	40	31	(d,i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	100	17	(h,i,q)
Banc of America Funding Corp. (Class B1)
5.43%	03/20/36	49	1	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B1)
5.08%	01/25/36	24	2	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B2)
5.08%**	01/25/36	24	—	(h,i,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	39	39	(h,i)
5.68%	04/12/38	25	26	(i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	100	109	(h)
5.69%	06/11/50	545	588	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	50	45	(i)
5.91%	06/11/40	60	42	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	45	44
5.92%	06/11/50	60	56	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.17%	09/11/42	20	7	(h,i,q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	60	52	(h,i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	50	40	(h)
Commercial Mortgage Pass Through Certificates (Class AM)
5.99%	06/10/46	80	80	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	43	3	(h,i,q)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	128	135	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	125	79
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	24	1	(h,i,q)
Greenwich Capital Commercial Funding Corp.
6.08%	07/10/38	165	181	(h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	130	138	(h)
Indymac INDA Mortgage Loan Trust (Class B1)
5.11%	01/25/36	99	3	(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B2)
5.11%**	01/25/36	54	—	(h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%	04/15/45	80	80
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	230	251	(i)
5.44%	06/12/47	140	147
5.79%	02/12/51	390	420	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	120	111	(i)

JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	30	7	(i,q)
LB-UBS Commercial Mortgage Trust
6.75%	01/15/36	454	20	(d,h,q)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	50	54
5.16%	02/15/31	80	87
5.66%	03/15/39	209	226	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	20	14	(i)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	26	26	(h,q)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
27.30%	12/15/39	810	10	(d,h,i,q)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	29	3	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.84%	05/12/39	50	43	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	54	30
Morgan Stanley Capital I
5.16%	10/12/52	100	109	(i)
5.94%	10/15/42	64	39
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	100	107	(h)
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	350	367
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	611	647
5.98%	08/12/41	30	34	(i)
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	162	115	(h,i)
5.94%	10/15/42	50	45	(i)
Morgan Stanley Capital I (Class AM)
6.31%	12/12/49	70	67	(i)
6.46%	01/11/43	80	82
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	40	26
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	58	60	(h)
OBP Depositor LLC Trust
4.65%	07/15/45	50	54	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
14.33%	02/25/35	94	86	(d,h,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	4	—	(h,q)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%**	02/25/28	37	—	(i,q)
Vornado DP LLC
6.36%	09/13/28	30	31	(b)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	50	24	(h)
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	80	81	(h)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.92%	05/15/43	80	67	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	80	75	(h,i)

Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	30	23	(h,i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	80	81	(b,h)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	100	13	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	03/25/36	94	3	(h,q)
			5,678

Sovereign Bonds—0.7%
Government of Belize
6.00%	02/20/29	19	17	(j)
Government of Bermuda International Bond
5.60%	07/20/20	100	108	(b)
Government of Brazil
8.00%	01/15/18	35	42	(h)
8.25%	01/20/34	23	33
Government of Colombia
6.13%	01/18/41	100	115
Government of Costa Rica
10.00%	08/01/20	25	35	(b,h)
Government of El Salvador
7.65%	06/15/35	20	22	(b,h)
Government of Grenada
2.50%	09/15/25	5	3	(b,j)
Government of Hungary
4.75%	02/03/15	100	102
Government of Lebanon
6.38%	03/09/20	37	38
Government of Lithuania
7.38%	02/11/20	100	112	(b)
Government of Panama
6.70%	01/26/36	29	36
Government of Peruvian
6.55%	03/14/37	39	47
Government of Philippine
6.38%	10/23/34	150	175
Government of Poland
6.38%	07/15/19	7	8
Government of Turkey
5.63%	03/30/21	100	109
6.75%	05/30/40	100	114
Government of Uruguay
6.88%	09/28/25	20	23
Government of Venezuela
1.51%	04/20/11	11	11	(i)
10.75%	09/19/13	33	31
Government of Vietnam
1.30%	03/12/16	7	6	(i)
Province of Manitoba Canada
4.90%	12/06/16	60	70	(h)
Province of Quebec Canada
7.50%	09/15/29	90	131
Republic of Dominican
9.50%	09/27/11	22	22
Russian Foreign Bond - Eurobond
7.50%	03/31/30	36	43	(j)

United Mexican States
5.13%	01/15/20	17	19
			1,472

Municipal Bonds and Notes—0.1%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	48	49	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	86	92
New Jersey State Turnpike Authority
7.41%	01/01/40	20	25
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	16
			182

Total Bonds and Notes			64,876
(Cost $63,275)

		Number of Shares
Exchange Traded Funds—0.4%
Financial Select Sector SPDR Fund		12,126	174	(p)
Industrial Select Sector SPDR Fund		23,305	729	(p)
iShares MSCI Emerging Markets Index Fund		1,478	66

Total Exchange Traded Funds			969
(Cost $1,115)

Other Investments—0.1%
GEI Investment Fund			197	(k)
(Cost $216)

Total Investments in Securities			193,055
(Cost $183,977)

Short-Term Investments—15.9%
Short-Term Investments—14.1%
GE Money Market Fund Institutional Class
0.03%			30,929	(d,k)

		Principal Amount
U.S. Treasuries—1.8%
U.S. Treasury Bill
0.11%	10/21/10	$4,100	4,100	(d)

Total Short-Term Investments			35,029
(Cost $35,029)

Total Investments			228,084
(Cost $219,006)

Liabilities in Excess of Other Assets, net—(3.9)%			(8,643)

NET ASSETS—100.0%			$219,441

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	December 2010	9	$336	$(7)
FTSE 100 Index Futures	December 2010	2	174	(1)
Russell 2000 Mini Index Futures	December 2010	73	4,924	313
S&P 500 Emini Index Futures	December 2010	67	3,808	(19)
S&P Midcap 400 Emini Index Futures	December 2010	5	400	21
Topix Index Futures	December 2010	2	198	3
2 Yr. U.S. Treasury Notes Futures	December 2010	39	8,560	12
5 Yr. U.S. Treasury Notes Futures	December 2010	30	3,626	38

The Fund had the following short futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	December 2010	8	$(1,130)	$1
10 Yr. U.S. Treasury Notes Futures	December 2010	99	(12,479)	(123)

				$238

The Fund was invested in the following countries at September 30, 2010 (unaudited):

Country	Percentage (based on Market Value)
United States	70.87%
United Kingdom	4.46%
Germany	3.22%
Japan	2.94%
France	2.80%
Canada	2.41%
Switzerland	2.02%
China	1.36%
Brazil	1.34%
South Korea	0.88%
Taiwan	0.82%
Netherlands	0.77%
Spain	0.73%
Russian Federation	0.51%
Italy	0.50%
Australia	0.48%
India	0.41%
South Africa	0.34%
Hong Kong	0.29%
Mexico	0.28%
Philippines	0.23%
Sweden	0.23%
Indonesia	0.17%
Turkey	0.17%

Denmark	0.17%
Chile	0.14%
Peru	0.13%
Thailand	0.13%
Supranational	0.13%
Ireland	0.12%
Qatar	0.09%
Israel	0.08%
Bermuda	0.07%
Finland	0.07%
Colombia	0.06%
Egypt	0.05%
El Salvador	0.05%
Lithuania	0.05%
United Arab Emirates	0.05%
Trinidad And Tobago	0.04%
Hungary	0.04%
Ukraine	0.05%
Jamaica	0.05%
Luxembourg	0.04%
Czech Republic	0.03%
Panama	0.02%
Bolivarian Republic of Venezuela	0.02%
Lebanon	0.02%
Costa Rica	0.02%
Malaysia	0.01%
Kazakhstan	0.01%
Uruguay	0.01%
Dominican Republic	0.01%
Belize	0.01%

100.00%

The Fund was invested in the following categories at September 30, 2010 (unaudited):

Industry	Domestic Percentage (based on Market Value)	Foreign Percentage (based on Market Value)	Total Percentage (based on Market Value)
Diversified Banks	0.25%	3.15%	3.40%
Integrated Oil & Gas	0.83%	1.86%	2.69%
Communications Equipment	1.31%	0.66%	1.97%
Wireless Telecommunication Services	0.96%	0.84%	1.80%
Semiconductors	0.84%	0.80%	1.64%
Biotechnology	1.47%	0.00%	1.47%
Systems Software	1.41%	0.00%	1.41%
Fertilizers & Agricultural Chemicals	0.36%	0.98%	1.34%
Packaged Foods & Meats	0.52%	0.82%	1.34%
Steel	0.49%	0.80%	1.29%
Pharmaceuticals	0.53%	0.75%	1.28%
Life & Health Insurance	0.54%	0.67%	1.21%
Asset Management & Custody Banks	1.17%	0.02%	1.19%
Internet Software & Services	0.53%	0.66%	1.19%
Aerospace & Defense	0.66%	0.49%	1.15%
Healthcare Equipment	0.96%	0.17%	1.13%
Industrial Conglomerates	0.00%	1.04%	1.04%
Automobile Manufacturers	0.00%	1.03%	1.03%
Household Products	0.46%	0.57%	1.03%

Diversified Metals & Mining	0.09%	0.91%	1.00%
Oil & Gas Equipment & Services	0.97%	0.00%	0.97%
Industrial Gases	0.41%	0.51%	0.92%
Oil & Gas Exploration & Production	0.82%	0.06%	0.88%
Specialized Finance	0.56%	0.31%	0.87%
Investment Banking & Brokerage	0.54%	0.32%	0.86%
Soft Drinks	0.86%	0.00%	0.86%
Life Sciences Tools & Services	0.79%	0.00%	0.79%
Electric Utilities	0.68%	0.08%	0.76%
Movies & Entertainment	0.65%	0.07%	0.72%
Healthcare Services	0.68%	0.03%	0.71%
It Consulting & Other Services	0.38%	0.33%	0.71%
Data Processing & Outsourced Services	0.69%	0.00%	0.69%
Other Diversified Financial Services	0.66%	0.00%	0.66%
Application Software	0.27%	0.34%	0.61%
Computer Hardware	0.61%	0.00%	0.61%
Multi-Line Insurance	0.23%	0.37%	0.60%
Cable & Satellite	0.54%	0.04%	0.58%
Multi-Utilities	0.15%	0.41%	0.56%
Integrated Telecommunication Services	0.32%	0.23%	0.55%
Security & Alarm Services	0.34%	0.18%	0.52%
Advertising	0.50%	0.00%	0.50%
Industrial Machinery	0.18%	0.31%	0.49%
Food Retail	0.00%	0.47%	0.47%
Electrical Components & Equipment	0.11%	0.33%	0.44%
Construction & Farm Machinery & Heavy Trucks	0.26%	0.17%	0.43%
Exchange Traded Funds	0.40%	0.03%	0.43%
Construction & Engineering	0.00%	0.41%	0.41%
Home Improvement Retail	0.41%	0.00%	0.41%
Healthcare Supplies	0.00%	0.38%	0.38%
Apparel, Accessories & Luxury Goods	0.16%	0.21%	0.37%
Electronic Components	0.08%	0.27%	0.35%
General Merchandise Stores	0.33%	0.00%	0.33%
Real Estate Services	0.32%	0.00%	0.32%
Regional Banks	0.16%	0.16%	0.32%
Property & Casualty Insurance	0.29%	0.02%	0.31%
Diversified Capital Markets	0.00%	0.30%	0.30%
Hypermarkets & Super Centers	0.00%	0.30%	0.30%
Trading Companies & Distributors	0.10%	0.17%	0.27%
Coal & Consumable Fuels	0.13%	0.12%	0.25%
Diversified Support Services	0.12%	0.10%	0.22%
Agricultural Products	0.12%	0.09%	0.21%
Home Furnishing Retail	0.21%	0.00%	0.21%
Personal Products	0.20%	0.01%	0.21%
Hotels, Resorts & Cruise Lines	0.20%	0.00%	0.20%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Oil & Gas Storage & Transportation	0.19%	0.00%	0.19%
Apparel Retail	0.08%	0.10%	0.18%
Marine	0.00%	0.17%	0.17%
Broadcasting	0.12%	0.04%	0.16%
Diversified Real Estate Activities	0.00%	0.16%	0.16%
Office REIT’s	0.16%	0.00%	0.16%
Automotive Retail	0.14%	0.00%	0.14%
Computer Storage & Peripherals	0.14%	0.00%	0.14%
Railroads	0.14%	0.00%	0.14%
Research & Consulting Services	0.15%	0.00%	0.15%
Home Entertainment Software	0.14%	0.00%	0.14%
Building Products	0.00%	0.13%	0.13%
Casinos & Gaming	0.13%	0.00%	0.13%
Gold	0.00%	0.13%	0.13%

Semiconductor Equipment	0.12%	0.01%	0.13%
Construction Materials	0.00%	0.12%	0.12%
Reinsurance	0.11%	0.00%	0.11%
Thrifts & Mortgage Finance	0.11%	0.00%	0.11%
Tobacco	0.11%	0.00%	0.11%
Healthcare Distributors	0.08%	0.02%	0.10%
Computer & Electronics Retail	0.00%	0.09%	0.09%
Oil & Gas Drilling	0.00%	0.09%	0.09%
Healthcare Technology	0.08%	0.00%	0.08%
Brewers	0.04%	0.02%	0.06%
Department Stores	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.00%	0.06%	0.06%
Environmental & Facilities Services	0.06%	0.00%	0.06%
Independent Power Producers & Energy Traders	0.04%	0.02%	0.06%
Distillers & Vintners	0.00%	0.05%	0.05%
Home Building	0.05%	0.00%	0.05%
Air Freight & Logistics	0.04%	0.00%	0.04%
Heavy Electrical Equipment	0.04%	0.00%	0.04%
Oil & Gas Refining & Marketing	0.00%	0.04%	0.04%
Real Estate Development	0.00%	0.04%	0.04%
Consumer Electronics	0.00%	0.03%	0.03%
Electronic Equipment & Instruments	0.00%	0.03%	0.03%
Education Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Food Distributors	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%

			56.10%

Sector	Percentage (based on Market Value)
Corporate Notes	10.85%
Agency Mortgage Backed	10.18%
U.S. Treasuries	3.01%
Non-Agency Collateralized Mortgage Obligations	2.59%
Asset Backed	0.75%
Sovereign Bonds	0.65%
Agency Collateralized Mortgage Obligations	0.34%
Municipal Bonds and Notes	0.08%

28.45%

Short Term and Other Investments	Percentage (based on Market Value)
Short-Term	15.36%
Other Investments	0.09%

15.45%

100.00%

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $6,925; $31,662 and $8,854 or 3.16%, 8.81% and 4.35% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2010 (as a percentage of net assets) as follows:

FSA	8.79%

AMBAC	8.15%

MBIA	5.88%

(o)	Securities at default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2010, these securities amounted to $1,039 and $127 or 0.29% and 0.06% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation/ (Depreciation) on Investments
Elfun Diversified Fund	220,418	17,440	(9,483)	7,957

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

Elfun Diversified Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$70,061	$—	$—	$70,061
Foreign Equity	55,331	—	—	55,331
Bonds and Notes—U.S. Treasuries	—	6,873	—	6,873
Bonds and Notes—Agency Mortgage Backed	—	23,062	—	23,062
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	1,022	134	1,156
Bonds and Notes—Asset Backed	—	1,714	—	1,714
Bonds and Notes—Corporate Notes	—	24,739	—	24,739
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	5,677	1	5,678
Bonds and Notes—Sovereign Bonds	—	1,472	—	1,472
Bonds and Notes—Municipal Notes and Bonds	—	182	—	182
Exchange Traded Funds	969	—	—	969
Preferred Stock	1,621	—	—	1,621
Other Investments	—	197	—	197
Short-Term Investments	30,929	4,100	—	35,029

Total Investments in Securities	$158,911	$69,038	$135	$228,084

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$388	$—	$—	$388
Futures Contracts—Unrealized Depreciation	(150)	—	—	(150)

Total Other Financial Instruments	$238	$—	$—	$238

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$1,581	637	$—	$111	$86	$2,415
Accrued discounts/premiums	—	(23)	—	(1)	—	(24)
Realized gain (loss)	7	25	—	(11)	(80)	(59)
Change in unrealized gain (loss)	(5)	(37)	—	51	90	99
Net purchases (sales)	(1,490)	(513)	—	(88)	(13)	(2,104)
Net transfers in and out of Level 3	(93)	45	—	(62)	(82)	(192)
Balance at 09/30/10	$—	$134	$—	$(0)	$1	$135
Change in unrealized gain (loss) relating to securities still held at 09/30/10	$—	$(5)	$—	$—	$43	$38

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives September 30, 2010			Liability Derivatives September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value($)		Location in the Statements of Assets and Liabilities	Fair Value($)
Elfun Diversified Fund
Equity Contracts	Receivables, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	340	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	(29	) *
Interest Rate Contracts	Receivables, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	51	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(123	) *

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: November 24, 2010